Related party transactions	6 Months Ended
Jun. 30, 2023
Related party transactions
Related party transactions

16Related party transactions

Key management personnel compensation

Key management personnel are the members of the Board.

	June 30,	June 30,
	2023	2022
	£ 000	£ 000
Salaries and other short term employee benefits	460	629
Payments to defined contribution pension schemes	7	8
Share-based payments	56	79
	523	716

Aggregate gains made on the exercise of share options for the Directors during the period totalled £8,156 thousand (June 30, 2022: £nil)

Summary of transactions with other related parties

During the period ending June 30, 2023 Imagination Industries Ltd, a company wholly and solely controlled by Stephen Fitzpatrick, charged the Group management fees of £42 thousand (2022: £nil) in relation to the provision of flexible desk and office space in London, of which £42 thousand was outstanding as at June 30, 2023 (2022: £nil).

16Related party transactions (continued)

On April 21, 2023, the Board agreed to a succession plan, transitioning the chairperson of the Board during the course of 2023. Dómhnal Slattery has served as the Board’s chairperson since shortly following the Company’s listing on the New York Stock Exchange.

As previously disclosed, in January 2022, the Company and Stephen Fitzpatrick entered into an option agreement with Mr. Slattery, pursuant to which Mr. Fitzpatrick granted Mr. Slattery an option to purchase up to an aggregate of 1,175,000 ordinary shares of the Company for an exercise price of $0.0001 per share. To date, Mr. Slattery has not exercised the Call Option.

On April 21, 2023, Mr. Slattery, Mr. Fitzpatrick and the Company entered into an option termination agreement, pursuant to which the parties have agreed to terminate the Call Option in consideration for specified payments of up to an aggregate of $2.5 million to be paid by Mr. Fitzpatrick to Mr. Slattery, subject to certain conditions, including the Company raising additional funds during 2023, Mr. Slattery remaining in the role of chairperson through the Transition Date and the Company maintaining a minimum pre-order book. Following the termination of the Call Option, Mr. Fitzpatrick will continue to own the ordinary shares underlying the Call Option.

A total of 18,750 immediately vesting nil cost options were granted to Non-Executive Directors during the period. Accordingly, share based payment charge of £55 thousand has been recognised (June 30, 2022: £nil) based on the prevailing share price on the date of issuance. During the period, Non-Executive Directors exercised a total of 5,613,287 options.

On January 23, 2023, Michael Cervenka resigned from the Board of Directors.